PAUZE FUNDS(TM)

                Pauze U.S. Government Total Return Bond Fund(TM)
              Pauze U.S. Government Intermediate Term Bond Fund(TM)
                 Pauze U.S. Government Short Term Bond Fund(TM)

                               SEMI- ANNUAL REPORT

                                OCTOBER 31, 2000

This reporting period has experienced another interesting period for interest sensitive markets. From April 30, 2000 through October 31, 2000, the figures were:

   ==========================================================================

                      3 MO      1YR       2YR       5YR       10YR      30YR
   U.S. Treasury     Bills     Bills     Notes     Notes     Notes     Bonds

   --------------------------------------------------------------------------

   Total Return*     2.49%     3.52%     4.12%     5.98%     5.59%     5.66%

   ==========================================================================
   * Source: Salomon Brothers Indexes. Includes capital gain (loss) and paid/ accrued interest.

   ==========================================================================
              Pauze Funds(TM)               Total Return 05/01/00 to 10/31/00
   --------------------------------------------------------------------------
   U.S. Government Total Return Bond Fund                6.52%
   --------------------------------------------------------------------------
   U.S. Government Intermediate Term Fund                5.80%
   --------------------------------------------------------------------------
   U.S. Government Short Term Bond Fund                  3.04%
   ==========================================================================

The fundamental economic factors that normally are viewed as inflationary moved forward during the period. Low unemployment was enjoyed across industry sectors as real gains in wages rose slightly. Savings rates among American workers slowed slightly. New home sales increased, though slightly, showing a continued demand for the "American castle". Construction spending rose sharply, indicating a robust demand for new office space. New car sales stayed steady during the model change-over period. You might expect from these readings that higher inflation was in the forecast.

Other inflation gauges, however, bucked this trend. Consumer sentiment continued to decline from its January high, a sign that consumers are less confident in the future of the economy. The National Association of Purchasing Managers Index, a key and carefully watched indicator of economic growth, declined. A significant index, the Economic Cycle Research Institute Future Inflation Gauge, closely watched by the Federal Reserve Board ("Fed") as an inflation forecasting tool, declined throughout the period, indicating a benign inflationary environment. A continued decline might cause the Fed to reassess its position on short term rates. The net impact of this data, coupled with a strong dollar, was positive for the U.S. Government bond market. Rates declined over the period causing the price of the 30 year U.S. Government bond to rise 3.33%.

These fundamental factors, coupled with strong proprietary market technical indicators, caused fund managers to well position the Pauze Funds(TM) to take advantage of this market. The Total Return Fund No Load Class shares had a return of 6.52%, with dividends reinvested in the fund; the Intermediate Term Fund No Load Class shares had a total return of 5.80%, with dividends reinvested in the fund; the Short Term Fund No Load Class shares had a total return of 3.04%, with dividends reinvested in the fund.

As we move through the election season and look to the year 2001 and beyond, fund management will continue to monitor those key indicators to again position the funds to take advantage of market opportunities.

Our commitment to our Shareholders has been, and always will be, to work diligently to maximize investor returns. We will continue to strive to do so now and in the future. We thank all of our investors for their confidence in our abilities to manage cash prudently and wisely.

Sincerely yours,


Philip C. Pauze, President

PAUZE FUNDS                                                                       OCTOBER 31,2000
SCHEDULE OF INVESTMENTS                                                               (UNAUDITED)
=================================================================================================

                                                                         Principal
                                                                         or Shares       Value
                                                                        -----------   -----------
      PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
      --------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 97.88%
   U.S. Treasury Bond, 5.25%, 11/15/28                                  $61,300,000   $55,735,110
   U.S. Treasury Strip, Princ, 11/15/27                                  48,000,000     9,908,592
   FHLB Discount Note, 6.44%, 11/01/00                                      303,000       303,000
                                                                                      -----------
      Total U.S. Government and Agency Obligations (Cost $66,751,155)                  65,946,702
                                                                                      -----------

OTHER INVESTMENTS - 0.05%
   Firstar Treasury Fund (Cost $35,860)                                      35,860        35,860
                                                                                      -----------
      TOTAL INVESTMENTS (Cost $66,787,015) - 97.93%                                    65,982,562
      Other assets and liabilities, net - 2.07%                                         1,394,673
                                                                                      -----------
         NET ASSETS - 100.00%                                                         $67,377,235
                                                                                      ===========

      PAUZE U.S. GOVERNMENT INTERMEDIATETERM BOND FUND
      ------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 98.29%
   U.S. Treasury Note, 5.75%, 08/15/10 (Cost $7,050,545)                $ 7,050,000   $ 7,045,594

OTHER INVESTMENTS - 0.70%
   Firstar Treasury Fund (Cost $50,079)                                      50,079        50,079
                                                                                      -----------
      TOTAL INVESTMENTS (COST $7,100,624) - 98.99%                                      7,095,673
      Other assets and liabilities, net - 1.01%                                            72,101
                                                                                      -----------
         NET ASSETS - 100.00%                                                         $ 7,167,774
                                                                                      ===========

      PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
      ------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 98.13%
   U.S. Treasury Note, 5.25%, 08/15/03 (Cost $10,337,442)               $10,500,000   $10,327,734
                                                                                      -----------
OTHER INVESTMENTS - .91%
   Firstar Treasury Fund (Cost $96,216)                                      96,216        96,216
                                                                                      -----------
      TOTAL INVESTMENTS (Cost $10,433,658) - 99.04%                                    10,423,950
      Other assets and liabilities, net - .96%                                            100,362
                                                                                      -----------
      NET ASSETS - 100.00%                                                            $10,524,312
                                                                                      ===========

See accompanying notes to financial statements.

PAUZE FUNDS                                                                       OCTOBER 31,2000
STATEMENT OF ASSETS AND LIABILITIES                                                   (UNAUDITED)
=================================================================================================

                                                                       U.S.
                                                       U.S.         GOVERNMENT         U.S.
                                                    GOVERNMENT     INTERMEDIATE     GOVERNMENT
                                                   TOTAL RETURN        TERM         SHORT TERM
                                                     BOND FUND       BOND FUND       BOND FUND
                                                   ------------    ------------    ------------
Assets:
   Investments, at value (cost $66,787,015
   $7,100,624 and $10,433,658 respectively)        $ 65,982,562    $  7,095,673    $ 10,423,950

Receivables:
   Interest                                           1,487,053          86,075         117,049
Organizational costs                                         --           1,261           1,261
                                                   ------------    ------------    ------------
         Total assets                                67,469,615       7,183,009      10,542,260
                                                   ------------    ------------    ------------
Liabilities:
Accounts payable and accrued expenses                    57,856          12,202          13,350
Advisory fees payable                                    34,524           3,033           4,598
                                                   ------------    ------------    ------------
         Total liabilities                               92,380          15,235          17,948
                                                   ------------    ------------    ------------
         NET ASSETS                                $ 67,377,235    $  7,167,774    $ 10,524,312
                                                   ============    ============    ============

Net assets consist of:
   Paid-in-capital                                 $ 75,363,231    $  7,591,130    $ 10,560,213
   Undistributed net investment income                    3,607           1,360           1,076
   Accumulated net realized loss on investments      (7,185,150)       (419,765)        (27,269)
   Net unrealized depreciation of investments          (804,453)         (4,951)         (9,708)
                                                   ------------    ------------    ------------
   Net assets applicable to outstanding
      capital shares                               $ 67,377,235    $  7,167,774    $ 10,524,312
                                                   ============    ============    ============
NO LOAD CLASS:
   Net assets                                      $ 58,597,597    $  1,792,745    $    418,306
                                                   ============    ============    ============
   Shares outstanding                                 6,963,506         185,174          42,420
                                                   ============    ============    ============
   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE                              $       8.41    $       9.68    $       9.86
                                                   ============    ============    ============

CLASS B:
   Net assets                                      $  1,284,921    $    941,361    $     35,089
                                                   ============    ============    ============
   Shares outstanding                                   139,174          96,924           3,623
                                                   ============    ============    ============
   NET ASSET VALUE AND OFFERING PRICE PER SHARE    $       9.23    $       9.71    $       9.69
                                                   ============    ============    ============
   Minimum redemption price per share (Net asset
      value X 96.25%)                              $       8.88    $       9.35    $       9.33
                                                   ============    ============    ============

CLASS C:
   Net assets                                      $  7,494,717    $  4,433,666    $ 10,070,917
                                                   ============    ============    ============
   Shares outstanding                                   850,131         441,452       1,027,816
                                                   ============    ============    ============
   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE                              $       8.82    $      10.04    $       9.80
                                                   ============    ============    ============

 See accompanying notes to financial statements.

PAUZE FUNDS                                              FOR THE SIX MONTHS ENDED OCTOBER 31,2000
STATEMENT OF OPERATIONS                                                               (UNAUDITED)
=================================================================================================

                                                                            U.S.
                                                             U.S.        GOVERNMENT       U.S.
                                                          GOVERNMENT    INTERMEDIATE   GOVERNMENT
                                                         TOTAL RETURN       TERM       SHORT TERM
                                                           BOND FUND      BOND FUND     BOND FUND
                                                          -----------    -----------   -----------
Investment income:
   Interest income                                        $ 1,975,945    $   230,942   $   207,363
                                                          -----------    -----------   -----------
Expenses:
   Investment advisory fees                                   190,367         17,642        16,271
   Distribution fees- No load class                            72,818          5,096         1,612
   Distribution fees- Class B                                   6,357          4,782           519
   Distribution fees- Class C                                  19,651         10,116        25,574
   Administrative fees                                         62,114          6,810         3,576
   Accounting service fees                                     53,547          5,871         3,082
   Transfer agent fees                                         41,449          4,544         2,386
   Distributor fees                                            12,851          1,409           740
   Registration fees                                            3,649          1,729         2,384
   Custodian fees                                               7,950          2,400         2,250
   Professional fees                                           31,768          6,367         4,031
   Trustees' fees and expenses                                 28,862          3,166         1,672
   Amortization of organization expense                            --            741           741
   Miscellaneous                                               13,047          3,387         3,184
                                                          -----------    -----------   -----------
         Total expenses                                       544,430         74,060        68,022
                                                          -----------    -----------   -----------

NET INVESTMENT INCOME                                       1,431,515        156,882       139,341
                                                          -----------    -----------   -----------

Net realized and unrealized gain (loss) on investments:
   Net realized gain on investments                         3,237,158        163,410        14,817
   Net change in unrealized appreciation
      (depreciation) of investments                          (804,453)        48,690        13,608
                                                          -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS             2,432,705        212,100        28,425
                                                          -----------    -----------   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $ 3,864,220    $   368,982   $   167,766
                                                          ===========    ===========   ===========

See accompanying notes to financial statements.

PAUZE FUNDS
STATEMENT OF CHANGES IN NET ASSETS                                                                   (UNAUDITED)
================================================================================================================

                                                          U.S. GOVERNMENT                U.S. GOVERNMENT
                                                      TOTAL RETURN BOND FUND       INTERMEDIATE TERM BOND FUND
                                                  ==============================  ==============================
                                                  SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                                     OCTOBER 31,      APRIL 30,      OCTOBER 31,      APRIL 30,
                                                        2000            2000            2000            2000
                                                  ----------------  ------------  ----------------  ------------
INCREASE (DECREASE) IN NET ASSETS

>From operations:
   Net investment income                            $  1,431,515    $  2,215,522    $    156,882    $    218,013
   Net realized gain (loss) on investments             3,237,158      (4,613,178)        163,410        (204,660)
   Net change in unrealized appreciation
      (depreciation) of investments                     (804,453)        609,169          48,690         (53,641)
                                                    ------------    ------------    ------------    ------------

      Net increase (decrease) in net assets
         from operations                               3,864,220      (1,788,487)        368,982         (40,288)
                                                    ------------    ------------    ------------    ------------

Distributions to shareholders from:
   Net investment income:
      No load class                                   (1,329,831)     (2,208,967)        (87,812)       (193,989)
      Class B                                            (20,685)        (32,603)        (19,496)        (24,672)
      Class C                                            (77,392)         (8,517)        (49,047)             --
                                                    ------------    ------------    ------------    ------------

      Total distributions to shareholders             (1,427,908)     (2,250,087)       (156,355)       (218,661)
                                                    ------------    ------------    ------------    ------------

>From net capital share transactions - (Note 4)         4,564,924       6,938,887         705,976      (3,115,128)
                                                    ------------    ------------    ------------    ------------

Net increase (decrease) in net assets                  7,001,237       2,900,313         918,603      (3,374,077)
Net assets at beginning of period                     60,375,999      57,475,686       6,249,171       9,623,248
                                                    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                         $ 67,377,235    $ 60,375,999    $  7,167,774    $  6,249,171
                                                    ============    ============    ============    ============

Including undistributed net investment income of:   $      3,607    $          0    $      1,360    $        834
                                                    ============    ============    ============    ============

                                                          U.S. GOVERNMENT
                                                       SHORT TERM BOND FUND
                                                  ==============================
                                                  SIX MONTHS ENDED   YEAR ENDED
                                                     OCTOBER 31,      APRIL 30,
                                                        2000            2000
                                                  ----------------  ------------
INCREASE (DECREASE) IN NET ASSETS

>From operations:
   Net investment income                            $    139,341    $     48,155
   Net realized gain (loss) on investments          $     14,817         (42,414)
   Net change in unrealized appreciation
      (depreciation) of investments                       13,608         (22,442)
                                                    ------------    ------------

      Net increase (decrease) in net assets
         from operations                                 167,766         (16,701)
                                                    ------------    ------------

Distributions to shareholders from:
   Net investment income:
      No load class                                      (25,417)        (40,705)
      Class B                                             (2,025)         (1,747)
      Class C                                           (112,307)         (5,693)
                                                    ------------    ------------

      Total distributions to shareholders               (139,749)        (48,145)
                                                    ------------    ------------

>From net capital share transactions - (Note 4)         7,758,629         648,556
                                                    ------------    ------------

Net increase (decrease) in net assets                  7,786,646         583,710
Net assets at beginning of period                      2,737,666       2,153,956
                                                    ------------    ------------

NET ASSETS AT END OF PERIOD                         $ 10,524,312    $  2,737,666
                                                    ============    ============

Including undistributed net investment income of:   $      1,076    $      1,484
                                                    ============    ============

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS                                                                                         (UNAUDITED)
========================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                               U.S. Government Total Return Bond Fund
                                             --------------------------------------------------------------------------
                                                                             No Load
                                             --------------------------------------------------------------------------
                                             05/01/00 to               Year Ended April 30
                                                          -------------------------------------------------------------
                                              10/31/00       2000         1999         1998         1997         1996
                                             ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $    8.08    $    8.62    $    9.60    $    9.17    $    9.54    $    9.37
                                             ---------    ---------    ---------    ---------    ---------    ---------

Income from investment operations:

   Net investment income                          0.19         0.32         0.35         0.43         0.45         0.44

   Net realized and unrealized gain (loss)
      on investments                              0.33        (0.54)       (0.79)        1.27        (0.37)        0.31

Dividends from net investment income             (0.19)       (0.32)       (0.35)       (0.44)       (0.45)       (0.44)

Distributions from capital gains                    --           --        (0.19)       (0.83)          --        (0.14)
                                             ---------    ---------    ---------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD               $    8.41    $    8.08    $    8.62    $    9.60    $    9.17    $    9.54
                                             =========    =========    =========    =========    =========    =========

TOTAL RETURN                                     6.52%       -2.63%       -4.83%       18.91%        0.80%        8.08%

Ratios to Average Net Assets (a)

   Net investment income                         4.61%        3.74%        3.73%        4.41%        4.75%        4.74%

   Total expenses                                1.65%        1.71%        1.68%        1.65%        1.40%        1.23%

Net assets, end of period  (000's)           $  58,598    $  58,281    $  56,124    $  78,350    $  67,936    $  71,294

Turnover Ratio                                   1422%        4365%        1226%         252%         202%         228%

----------------------------------------------------------
*    Commencement of operations.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS                                                                                                    (UNAUDITED)
===================================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                                      U.S. GOVERNMENT TOTAL RETURN BOND FUND
                                             --------------------------------------------------------------------------------------
                                                                    CLASS B                              CLASS C
                                             --------------------------------------------------------------------------------------
                                             05/01/00        Year Ended April 30         09/03/96*  05/01/00   05/01/99   05/13/98*
                                                to      ------------------------------      to         to         to         to
                                             10/31/00     2000       1999       1998     04/30/97   10/31/00   04/30/00   04/30/99
                                             --------   --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD         $   8.84   $   9.39   $  10.41   $   9.84   $  10.00   $   8.45   $   8.99   $  10.00
                                             --------   --------   --------   --------   --------   --------   --------   --------

Income from investment operations:

   Net investment income                         0.15       0.27       0.27       0.36       0.27       0.15       0.23       0.28

   Net realized and unrealized gain (loss)
      on investments                             0.39      (0.58)     (0.83)      1.40      (0.16)      0.37      (0.53)     (0.82)

Dividends from net investment income            (0.15)     (0.24)     (0.27)     (0.36)     (0.27)     (0.15)     (0.24)     (0.28)

Distributions from capital gains                   --         --      (0.19)     (0.83)        --         --         --      (0.19)
                                             --------   --------   --------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD               $   9.23   $   8.84   $   9.39   $  10.41   $   9.84   $   8.82   $   8.45   $   8.99
                                             ========   ========   ========   ========   ========   ========   ========   ========

TOTAL RETURN                                    6.14%     -3.41%     -5.57%     18.16%      1.09%      6.22%     -3.38%     -5.63%

Ratios to Average Net Assets (a)

   Net investment income                        3.86%      2.99%      2.98%      3.41%      3.82%      3.86%      2.99%      2.98%

   Total expenses                               2.40%      2.46%      2.43%      2.66%      2.33%      2.40%      2.46%      2.43%

Net assets, end of period  (000's)           $  1,258   $  1,226   $  1,285   $    280   $    387   $  7,495   $    869   $     67

Turnover Ratio                                  1422%      4365%      1226%       252%        76%      1422%      4365%      1226%

----------------------------------------------
*    Commencement of operations.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS                                                                                  (UNAUDITED)
=================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                            U.S. GOVERNMENT INTERMEDIATE BOND FUND
                                             --------------------------------------------------------------------
                                                                       NO LOAD
                                             --------------------------------------------------------------------
                                             05/01/00          Year Ended April 30           10/10/96*   05/01/00
                                                to       --------------------------------       to          to
                                             10/31/00      2000        1999        1998       4/30/97    10/31/00
                                             --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.38    $   9.77    $  10.10    $   9.72    $  10.00    $   9.41
                                             --------    --------    --------    --------    --------    --------
Income from investment operations:

   Net investment income                         0.24        0.32        0.33        0.34        0.18        0.20

   Net realized and unrealized gain (loss)
      on investments                             0.30       (0.39)      (0.21)       0.43       (0.19)       0.30

Dividends from net investment income            (0.24)      (0.32)      (0.33)      (0.34)      (0.18)      (0.20)

Distributions from capital gains                   --          --       (0.12)      (0.05)      (0.09)         --
                                             --------    --------    --------    --------    --------    --------

NET ASSET VALUE, END OF PERIOD               $   9.68    $   9.38    $   9.77    $  10.10    $   9.72    $   9.71
                                             ========    ========    ========    ========    ========    ========

TOTAL RETURN                                    5.80%      -0.77%       1.13%       8.01%      -0.12%       5.34%

Ratios of Average Net Assets (a)

   Net investment income                        4.33%       3.39%       3.15%       3.51%       3.23%       3.58%

   Total expenses (before waivers)              1.80%       2.08%       1.66%       2.17%       2.48%       2.55%
   Waivers (b)                                  0.00%       0.00%       0.00%       0.00%      -0.01%       0.00%

   Net expenses                                 1.80%       2.08%       1.66%       2.17%       2.47%       2.55%

Net assets, end of period  (000's)           $  1,793    $  5,281    $  8,564    $  2,722    $  1,247    $    941

Turnover Ratio                                  1056%       2255%        711%        260%        299%       1056%

                                                      U.S. GOVERNMENT INTERMEDIATE BOND FUND
                                             ---------------------------------------------------------
                                                                CLASS B                      CLASS C
                                             ---------------------------------------------------------
                                                   Year Ended April 30           09/03/96*   08/04/00*
                                             --------------------------------       to          to
                                               2000        1999        1998       4/30/97    10/31/00
                                             --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.81    $  10.12    $   9.74    $  10.00    $  10.00
                                             --------    --------    --------    --------    --------
Income from investment operations:

   Net investment income                         0.23        0.25        0.26        0.18        0.11

   Net realized and unrealized gain (loss)
      on investments                            (0.40)      (0.19)       0.43       (0.15)       0.04

Dividends from net investment income            (0.23)      (0.25)      (0.26)      (0.17)      (0.11)

Distributions from capital gains                   --       (0.12)      (0.05)      (0.12)         --


NET ASSET VALUE, END OF PERIOD               $   9.41    $   9.81    $  10.12    $   9.74    $  10.04
                                             ========    ========    ========    ========    ========

TOTAL RETURN                                   -1.72%       0.58%       7.13%       0.32%       1.27%

Ratios of Average Net Assets (a)

   Net investment income                        2.64%       2.40%       2.55%       2.64%       3.58%

   Total expenses (before waivers)              2.83%       2.41%       2.96%       3.20%       2.55%
   Waivers (b)                                  0.00%       0.00%       0.00%      -0.02%       0.00%

   Net expenses                                 2.83%       2.41%       2.96%       3.18%       2.55%

Net assets, end of period  (000's)           $    968    $  1,060    $    442    $  1,418    $  4,434

Turnover Ratio                                  2255%        711%        260%        447%       1056%

----------------------------------------------
*    Commencement of operations.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS                                                                             (UNAUDITED)
============================================================================================================

For a capital share outstanding throughout each period indicated:

                                                          U.S. GOVERNMENT SHORT TERM BOND FUND

                                                                       NO LOAD
                                            ---------------------------------------------------------------
                                            05/01/00         Year Ended April 30        09/03/96*  05/01/00
                                               to      ------------------------------      to         to
                                            10/31/00     2000       1999       1998     04/30/97   10/31/00
                                            --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD        $   9.79   $  10.09   $  10.06   $   9.98   $  10.00   $   9.61
                                            --------   --------   --------   --------   --------   --------
Income from investment operations:

   Net investment income                        0.22       0.25       0.29       0.29       0.14       0.19

   Net realized and unrealized gain
      (loss) on investments                     0.07      (0.30)      0.19       0.08      (0.01)      0.07

Dividends from net investment income           (0.22)     (0.25)     (0.33)     (0.29)     (0.14)     (0.19)

Distributions from capital gains                  --         --      (0.12)        --      (0.01)        --

Liquidations from Capital                         --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD              $   9.86   $   9.79   $  10.09   $  10.06   $   9.98   $   9.68
                                            ========   ========   ========   ========   ========   ========

TOTAL RETURN                                   3.04%     -0.52%      4.79%      3.76%      1.25%      2.69%

Ratios to Average Net Assets (a)

   Net investment income                       3.82%      2.75%      3.15%      3.18%      2.58%      3.07%

   Total expenses (before waivers)             1.49%      2.80%      1.73%      2.60%      5.18%      2.24%

   Waivers (b)                                 0.00%      0.00%      0.00%     -0.18%     -2.15%      0.00%

   Net expenses                                1.49%      2.80%      1.73%      2.42%      3.03%      2.24%

Net assets, end of period  (000's)          $    418   $  1,915   $  2,008   $  1,868   $    236   $     35

Turnover Ratio                                  527%      1265%       258%        47%       352%       527%

                                                        CLASS B                                        CLASS C
                                      ----------------------------------------------------------------------------------------------
                                            Year Ended April 30       09/03/96*  05/01/00        Year Ended April 30       11/07/96*
                                      ------------------------------     to         to     ------------------------------     to
                                        2000      1999 #     1998 #   04/30/97   10/31/00    2000       1999       1998    04/30/97
                                      --------   --------   --------  --------   --------  --------   --------   --------  --------
Net asset value, beginning of period  $   9.91   $  10.00   $   9.96  $  10.00   $   9.73  $  10.00   $   9.98   $   9.91  $  10.00
                                      --------   --------   --------  --------   --------  --------   --------   --------  --------
Income from investment operations:

   Net investment income                  0.16       0.14       0.13      0.13       0.19      0.16       0.22       0.22      0.09

   Net realized and unrealized gain
      (loss) on investments              (0.30)      0.07       0.07     (0.03)      0.07     (0.27)      0.18       0.07     (0.10)

Dividends from net investment income     (0.16)     (0.18)     (0.13)    (0.13)     (0.19)    (0.16)     (0.26)     (0.22)    (0.08)

Distributions from capital gains            --      (0.12)        --     (0.01)        --        --      (0.12)        --        --

Liquidations from Capital                   --         --     (10.03)       --         --        --         --         --        --
                                      --------   --------   --------  --------   --------  --------   --------   --------  --------

Net asset value, end of period        $   9.61   $   9.91   $   0.00  $   9.96   $   9.80  $   9.73   $  10.00   $   9.98  $   9.91
                                      ========   ========   ========  ========   ========  ========   ========   ========  ========

Total return                            -1.40%      2.11%      1.99%     1.05%      2.69%    -1.14%      4.01%      2.93%    -0.07%

Ratios to Average Net Assets (a)

   Net investment income                 2.00%      2.40%      2.01%     1.96%      3.07%     2.00%      2.40%      2.22%     1.74%

   Total expenses (before waivers)       3.55%      2.48%      3.56%     6.01%      2.24%     3.55%      2.48%      3.49%     5.55%

   Waivers (b)                           0.00%      0.00%      0.00%    -2.16%      0.00%     0.00%      0.00%     -0.23%    -2.02%

   Net expenses                          3.55%      2.48%      3.56%     3.85%      2.24%     3.55%      2.48%      3.26%     3.53%

Net assets, end of period  (000's)    $    104   $    106         --  $    177   $ 10,071  $    718   $     39   $    158  $    302

Turnover Ratio                           1265%       258%        47%      396%       527%     1265%       258%        47%      256%

-----------------------------------------
*    Commencement of operations.
# Class B discontinued operations from December 20, 1997 through September 16, 1998.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

PAUZE FUNDS
Notes to Financial Statements                                   October 31, 2000
                                                                     (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Pauze Funds (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are presently three series within the Trust: the Pauze U.S. Government Total Return Bond Fund (the "Total Return Fund"), which commenced operations on January 10, 1994; the Pauze U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"), which commenced operations on September 3, 1996; and the Pauze U.S. Government Short Term Bond Fund (the "Short Term Fund"), which commenced operations on September 3, 1996. The three series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".

Each Fund seeks to provide investors with a high total return (investment income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity.

Shares of each Fund are issued in classes. No load shares and Class C shares are sold and redeemed at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a maximum 3.75% contingent deferred sales charge on redemptions made within seven years of purchase.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION. Fund securities (except securities with less than 60 days to maturity and repurchase agreements) are valued at market prices based on an independent pricing service, or, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase are valued on the amortized cost basis. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Interest income is recorded on the basis of coupon interest accrued daily adjusted for amortization of premiums and accretion of discount.

REPURCHASE AGREEMENTS. The Trust's policy is for the custodian to hold, as collateral for the repurchase agreement, underlying securities with a value of at least 102% of the repurchase price. In the event of default or bankruptcy by the other party a Fund has a right to the collateral, which may be subject to legal proceedings, for satisfaction of the obligation.

PAUZE FUNDS
Notes to Financial Statements                                   October 31, 2000
                                                                     (Unaudited)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (continued)

ORGANIZATIONAL COSTS. Organizational costs incurred by the Trust were capitalized and are being amortized ratably over a five-year period from commencement of operations of the Fund. If the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses.

INCOME AND EXPENSES. Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Trust expenses are allocated based on the relative net assets of each Fund or on another reasonable basis. Class specific expenses are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated to each class of shares based on the relative net assets of each class.

FEDERAL INCOME TAXES. Each Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds generally pay dividends monthly and capital gain distributions, if any, at least annually. The Funds distribute tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Capital loss carryforwards may be utilized to offset current or future capital gains, if any.

3.   INVESTMENT TRANSACTIONS

TOTAL RETURN FUND

For the six months ended October 31, 2000, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $587,759,377 and $521,579,918, respectively. All purchases and sales were U.S. Government and Agency Obligations. At October 31, 2000, the gross and net unrealized depreciation of investments for tax purposes was $804,453, and the cost of investments for federal income tax purposes was $66,787,015.

At October 31, 2000, the Fund had capital loss carryforwards for federal income tax purposes of $6,640,535, which expire through the year 2008. Tax rules require that losses of $3,781,773 realized after October 31, 1999 are deemed to have occurred on May 1, 2000.

INTERMEDIATE TERM FUND

For the six months ended October 31, 2000, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $82,354,263 and $78,453,630, respectively. All purchases and sales were U.S. Government and Agency Obligations. At October 31, 2000, the gross and net unrealized depreciation of investments for tax purposes was $4,951, and the cost of investments for Federal income tax purposes was $7,100,624.

At October 31, 2000, the Fund had capital loss carryforwards for federal income tax purposes of

PAUZE FUNDS
Notes to Financial Statements                                   October 31, 2000
                                                                     (Unaudited)
--------------------------------------------------------------------------------

$466,186, which expire through the year 2008. Tax rules require that losses of $84,581 realized after October 31, 1999 are deemed to have occurred on May 1, 2000.

SHORT TERM FUND

For the six months ended October 31, 2000, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $34,820,773 and $27,206,822, respectively. All purchases and sales were U.S. Government and Agency Obligations. At October 31, 2000, the gross and net unrealized depreciation of investments for tax purposes was $9,708 and the cost of investments for Federal income tax purposes was $10,433,658.

At October 31, 2000, the Fund had capital loss carryforwards for federal income tax purposes of $12,010, which expire through the year 2008. Tax rules require that losses of $28,399 realized after October 31, 1999 are deemed to have occurred on May 1, 2000.

4.   CAPITAL SHARE TRANSACTIONS

Each class of shares in each Fund has an unlimited number of no par value shares authorized. The following is a summary of capital share activity for the period indicated:

                               SIX MONTHS ENDED               YEAR ENDED
                               OCTOBER 31, 2000             APRIL 30, 2000
                          -------------------------   -------------------------
                             SHARES        AMOUNT        SHARES        AMOUNT
                          -----------   -----------   -----------   -----------
TOTAL RETURN FUND
-----------------
NO LOAD CLASS
Shares sold                    30,183   $   246,076       979,738   $ 8,403,649
Shares reinvested             147,642     1,224,268       173,062     1,455,327
Shares redeemed              (430,870)   (3,502,331)     (444,034)   (3,775,616)
                          -----------   -----------   -----------   -----------
NET INCREASE (DECREASE)      (253,045)  $(2,031,987)      708,766   $ 6,083,360
                          ===========   ===========   ===========   ===========

CLASS B
Shares sold                        --   $        --           396   $     3,711
Shares reinvested               1,779        16,128         3,535        32,603
Shares redeemed                (1,380)      (12,299)       (2,017)      (18,650)
                          -----------   -----------   -----------   -----------
NET INCREASE                      399   $     3,829         1,914   $    17,664
                          ===========   ===========   ===========   ===========

CLASS C
Shares sold                   743,201   $ 6,555,539        96,708   $   849,376
Shares reinvested               8,806        77,392           979         8,517
Shares redeemed                (4,733)      (39,849)       (2,281)      (20,030)
                          -----------   -----------   -----------   -----------
NET INCREASE                  747,274   $ 6,593,082        95,406   $   837,863
                          ===========   ===========   ===========   ===========

PAUZE FUNDS
Notes to Financial Statements                                   October 31, 2000
                                                                     (Unaudited)
--------------------------------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS (continued)

INTERMEDIATE TERM FUND
----------------------
NO LOAD CLASS
Shares sold                    29,804   $   279,468       175,896   $ 1,676,523
Shares reinvested               8,393        79,639        13,572       129,712
Shares redeemed              (415,914)   (4,009,181)     (502,888)   (4,871,802)
                          -----------   -----------   -----------   -----------
NET DECREASE                 (377,717)  $(3,650,074)     (313,420)  $(3,065,567)
                          ===========   ===========   ===========   ===========

CLASS B
Shares sold                        --   $        --           831   $     7,962
Shares reinvested                 769         7,371         2,333        22,433
Shares redeemed                (6,711)      (63,800)       (8,335)      (79,956)
                          -----------   -----------   -----------   -----------
NET DECREASE                   (5,942)  $   (56,429)       (5,171)  $   (49,561)
                          ===========   ===========   ===========   ===========

CLASS C
Shares sold                   436,552   $ 4,363,433                 $        --
Shares reinvested               4,900        49,047
Shares redeemed                    --            --
                          -----------   -----------   -----------   -----------
NET INCREASE                  441,452   $ 4,412,480            --   $        --
                          ===========   ===========   ===========   ===========

SHORT TERM
----------
NO LOAD CLASS
Shares sold                    10,266   $   100,502        64,974   $   646,269
Shares reinvested               2,541        24,915         3,790        37,602
Shares redeemed              (166,131)   (1,636,352)      (72,059)     (725,133)
                          -----------   -----------   -----------   -----------
NET DECREASE                 (153,324)  $(1,510,935)       (3,295)  $   (41,262)
                          ===========   ===========   ===========   ===========

CLASS B
Shares sold                        --   $        --            64   $       658
Shares reinvested                  --            --           149         1,456
Shares redeemed                (7,232)      (70,000)          (64)         (623)
                          -----------   -----------   -----------   -----------
NET INCREASE (DECREASE)        (7,232)  $   (70,000)          149   $     1,491
                          ===========   ===========   ===========   ===========

CLASS C
Shares sold                   943,202   $ 9,233,940        71,216   $   701,650
Shares reinvested              11,472       112,307           580         5,692
Shares redeemed                  (687)       (6,683)       (1,910)      (19,015)
                          -----------   -----------   -----------   -----------
NET INCREASE                  953,987   $ 9,339,564        69,886   $   688,327
                          ===========   ===========   ===========   ===========

PAUZE FUNDS
Notes to Financial Statements                                   October 31, 2000
                                                                     (Unaudited)
--------------------------------------------------------------------------------

5.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor"), under an Advisory Agreement with the Trust in effect through October 31, 2001, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

Total Return Fund pays a monthly management fee at the annual rate of 0.60% of the average daily net assets on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million. Intermediate Term Fund and Short Term Fund each pay a monthly management fee at the annual rate of 0.50% of the average daily net assets.

Effective July 1, 1999, Champion Fund Services ("Champion"), an affiliate of the Advisor, became the Administrator, Fund Accounting Agent and Transfer Agent for the Trust under two year contracts. The annual fees for the contracts of $145,000, $125,000 and $90,000 (plus a maximum of $21 per shareholder account), respectively, and standard out-of-pocket expenses, are paid monthly and allocated to the Funds in the Trust based on each Fund's relative net assets. The Administrator is responsible for financial reporting, compliance monitoring and corporate management. The Fund Accounting Agent determines the net asset value per share of each Fund and provides accounting services to the Trust. The Transfer Agent provides shareholder services and is the dividend paying agent of the Trust. The fees to Champion for the six months ended October 31, 2000 were:

                                 Total Return  Intermediate Term    Short Term
                                 ------------  -----------------   ------------
     Administrative fees         $     62,114     $      6,810     $      3,576
     Accounting service fees           53,547            5,871            3,082
     Transfer agency fees              41,449            4,544            2,386

B. C. Ziegler and Company ("Distributor"), a broker-dealer for which trustees and officers of the Trust act as registered representatives, became the Trust agent in connection with the distribution of Fund shares effective July 1, 1999. For the services provided, the Distributor receives an annual fee of $30,000 from the Trust. The Funds' share of this expense for the six months ended October 31, 2000 was $15,000.

Independent trustees each receive an annual fee of $11,000 from the Trust plus $500 per meeting and out-of-pocket expenses. Certain employees of the Advisor and Champion are trustees and officers of the Trust but receive no compensation from the Trust.

The Trust has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. The Advisor, for its distribution related services and expenses, receives a 12b-1 fee at an annual rate of 0.25% of each Fund's average net assets. Additionally, the Advisor receives a 12b-1 annual fee of 0.75% of the average net assets of Class B shares as compensation for fees the Advisor paid to broker-dealers. Class C shares pay an annual 12b-1 fee of 0.75% of their average net assets directly to broker-dealers. All fees are paid monthly. Under the plans, the Advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees, however, the fees received by the Advisor for any class of shares during any year may be more or less than its distribution related costs.